Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Computer Software [Member]
Property, plant and equipment, estimated useful lives	3 years
Leasehold Improvements
Property, plant and equipment, estimated useful lives	Lesser of life of lease or asset life
Minimum [Member] | Equipment [Member]
Property, plant and equipment, estimated useful lives	2 years
Minimum [Member] | Furniture And Fixtures [Member]
Property, plant and equipment, estimated useful lives	5 years
Minimum [Member] | Vehicles [Member]
Property, plant and equipment, estimated useful lives	3 years
Minimum [Member] | Computer Hardware [Member]
Property, plant and equipment, estimated useful lives	3 years
Maximum [Member] | Equipment [Member]
Property, plant and equipment, estimated useful lives	7 years
Maximum [Member] | Furniture And Fixtures [Member]
Property, plant and equipment, estimated useful lives	7 years
Maximum [Member] | Vehicles [Member]
Property, plant and equipment, estimated useful lives	5 years
Maximum [Member] | Computer Hardware [Member]
Property, plant and equipment, estimated useful lives	5 years